Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000
Common stock, shares issued	36,802,150	97,545,388	93,945,388
Common stock, shares outstanding	36,802,150	97,545,388	93,945,388
Common stock to be issued	0	500,000
Common Stock to be issued, shares		500,000	500,000
Convertible Preferred Stock Series C [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	2,546,831	2,273,499	950,000
Preferred stock, shares outstanding	2,546,831	2,273,499	950,000
Preferred stock, shares issuable		183,333
Subscription received	0	183,333
Convertible Series A Preferred Stock [Member]
Preferred stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding	10,000,000	10,000,000	10,000,000